Related party transactions - Board (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions
Annual fee	€ 1,885,000	€ 2,045,000	€ 2,045,000
Meeting fees	€ 131,000	174,000	158,000
Annual compensation paid in shares (as a percent)	40.00%
Annual compensation paid in cash (as a percent)	60.00%
Receivables	€ 31,000,000	22,000,000	58,000,000
Sari Baldauf
Related party transactions
Annual fee	440,000	185,000	€ 160,000
Meeting fees	€ 5,000	€ 12,000
Shares received as compensation (in shares)	48,523	16,261	12,636
Kari Stadigh
Related party transactions
Annual fee	€ 185,000	€ 160,000	€ 160,000
Meeting fees	€ 11,000	€ 12,000	€ 10,000
Shares received as compensation (in shares)	20,401	14,063	12,636
Bruce Brown
Related party transactions
Annual fee	€ 190,000	€ 190,000	€ 190,000
Personnel Committee fee	30,000
Meeting fees	€ 22,000	€ 27,000	€ 24,000
Shares received as compensation (in shares)	20,953	16,700	15,005
Thomas Dannenfeldt
Related party transactions
Annual fee	€ 175,000
Audit Committee fee	€ 15,000
Shares received as compensation (in shares)	19,299
Jeanette Horan
Related party transactions
Annual fee	€ 175,000	€ 175,000	€ 175,000
Audit Committee fee	15,000
Meeting fees	€ 20,000	€ 22,000	€ 20,000
Shares received as compensation (in shares)	19,299	15,382	13,820
Louis R Hughes
Related party transactions
Annual fee			€ 175,000
Meeting fees		€ 22,000	€ 24,000
Shares received as compensation (in shares)			13,820
Edward Kozel
Related party transactions
Annual fee	€ 195,000	195,000	€ 195,000
Audit Committee fee	15,000
Technology Committee Fee	20,000
Meeting fees	€ 17,000	€ 20,000	€ 22,000
Shares received as compensation (in shares)	21,504	17,140	15,400
Jean C Monty
Related party transactions
Meeting fees			€ 14,000
Elizabeth Nelson
Related party transactions
Annual fee	€ 175,000	€ 175,000	175,000
Audit Committee fee	15,000
Meeting fees	€ 17,000	€ 25,000	€ 17,000
Shares received as compensation (in shares)	19,299	15,382	13,820
Olivier Piou
Related party transactions
Annual fee		€ 175,000	€ 185,000
Meeting fees	€ 11,000	€ 14,000	€ 11,000
Shares received as compensation (in shares)		15,382	14,610
Risto Siilasmaa
Related party transactions
Annual fee		€ 440,000	€ 440,000
Shares received as compensation (in shares)		38,675	34,749
Søren Skou
Related party transactions
Annual fee	160,000	€ 160,000
Meeting fees	€ 11,000
Shares received as compensation (in shares)	17,644	14,063
Carla Smits-Nusteling
Related party transactions
Annual fee	€ 190,000	€ 190,000	€ 190,000
Audit Committee fee	30,000
Meeting fees	€ 17,000	€ 20,000	€ 16,000
Shares received as compensation (in shares)	20,953	16,700	15,005
Key management personnel
Related party transactions
Receivables	€ 0	€ 0	€ 0